SHARE CAPITAL (Schedule of Warrant Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Number of warrants
Outstanding at beginning of year	4,000	[1]	4,000		864,590
Granted	48,055	[1]			0
Exercised	(48,055)	[1]			(844,353)
Canceled and forfeited		[1]			(16,237)
Outstanding at end of year	4,000	[1]	4,000	[1]	4,000
Exercisable at end of year	4,000	[1]	4,000		4,000
Weighted average exercise price
Outstanding at beginning of year	$ 20.00		$ 20.00		$ 0.55
Granted	0.38				0
Exercised	$ 0.38				0.16
Canceled and forfeited					16.96
Outstanding at end of year	$ 20.00		$ 20.00		20.00
Exercisable at end of year	$ 20.00		$ 20.00		$ 20.00
Fair value of warrants granted	$ 503

[1]	The weighted average remaining contractual life (years) is 0.99. The fair value of the warrants granted amounts to $503.